UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund

August 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 92.85%Δ
Argentina – 2.19%
*@Cresud ADR	936,869	$12,947,530
†#Grupo Clarin Class B GDR 144A	353,200	1,949,911
@IRSA Inversiones y Representaciones ADR	358,400	4,501,504
@Pampa Energia ADR	95,300	987,308
		20,386,253
Australia – 0.33%
@†Alara Resources	200,832	19,656
*Alumina ADR	406,600	2,492,458
@†Strike Resources	1,398,730	572,479
		3,084,593
Brazil – 12.29%
@AES Tiete	597,480	6,114,129
Banco Bradesco ADR	442,310	7,797,925
*Banco Santander Brasil ADR	1,100,000	13,838,000
*†Brasil Foods ADR	668,700	9,020,763
*Braskem ADR	161,000	2,888,340
Centrais Eletricas Brasileiras	1,791,671	21,803,484
Cyrela Brazil Realty	450,000	5,637,653
*†Fibria Celulose ADR	386,929	5,904,537
†Hypermarcas	105,600	1,391,523
Itau Unibanco Holding ADR	329,200	7,100,844
Petroleo Brasileiro SP ADR	950,000	28,081,999
Tim Participacoes ADR	147,100	4,205,589
Triunfo Participacoes e Investmentos	109,600	397,570
		114,182,356
China – 17.68%☐
†51job ADR	118,300	3,276,910
Bank of China Class H	15,300,000	7,690,617
China Construction Bank Class H	9,000,000	7,427,976
*China Mobile ADR	420,405	21,575,185
*China Petroleum & Chemical ADR	60,000	4,752,600
China Unicom	6,734,979	9,281,625
*China Unicom ADR	200,000	2,772,000
*CNOOC ADR	35,000	5,943,700
Datang International Power Generation	8,998,862	3,563,127
First Pacific	5,045,002	3,755,198
†Focus Media Holding ADR	301,829	5,761,916
Fosun International	2,933,500	2,240,090
*†Foxconn International Holdings	1,931,000	1,283,411
Franshion Properties China	12,008,000	3,457,894
Guangshen Railway Class H	7,000,000	2,411,714
*†Hollysys Automation Technologies	188,400	1,889,652
*Huadian Power International	15,000,000	3,432,450
Huaneng Power International	5,000,000	3,001,787
Huaneng Power International ADR	362,901	8,735,027
Industrial & Commercial Bank of China Series H	10,000,000	7,263,424
PetroChina	4,242,000	4,602,630
*PetroChina ADR	50,000	5,438,500
*†Shanda Games ADR	938,700	5,313,042
*†Shanda Interactive Entertainment ADR	210,000	8,668,800
Shanghai Forte Land	11,740,900	3,396,072
*†Sina	125,500	5,373,910
Sinopec Shanghai Petrochemical	5,649,782	2,193,470
Sinotrans	7,561,000	1,846,825
*†Sohu.com	100,200	4,859,700
*Tianjin Development Holdings	6,832,900	4,585,308
@†Tom Group	47,824,000	4,303,650
Travelsky Technology	4,849,400	4,183,151
		164,281,361
India – 1.20%
†Indiabulls Real Estate ADR	102,022	364,014
Oil India	26,650	824,204
*#Reliance Industries 144A GDR	253,524	9,890,047
†Sify Technologies ADR	30,000	36,900
		11,115,165
Indonesia – 1.12%
Gudang Garam	1,334,000	5,817,332

Tambang Batubara Bukit Asam	2,379,335	4,608,563
		10,425,895
Israel – 0.53%
Israel Chemicals	391,980	4,946,512
		4,946,512
Luxembourg – 0.11%
†Evraz Group GDR	40,000	1,043,584
		1,043,584
Malaysia – 2.82%
Eastern & Oriental	3,251,700	1,104,546
@Hong Leong Bank	2,446,408	6,865,475
KLCC Property Holdings	4,175,100	4,373,914
Media Prima	2,218,400	1,478,933
Oriental Holdings	2,477,880	4,051,137
†UEM Land Holdings	15,698,475	8,322,684
		26,196,689
Mexico – 4.17%
America Movil Series L ADR	170,000	7,927,100
*Cemex ADR	1,533,700	11,886,176
*†Empresas ICA	1,533,989	3,508,039
Fomento Economico Mexicano ADR	146,122	7,116,141
Grupo Televisa ADR	450,000	8,320,500
		38,757,956
Pakistan – 0.16%
@Oil & Gas Development GDR	88,079	1,480,176
		1,480,176
Peru – 0.74%
*Cia de Minas Buenaventura ADR	166,400	6,878,976
		6,878,976
Philippines – 0.46%
Philippine Long Distance Telephone ADR	80,000	4,313,600
		4,313,600
Poland – 0.71%
Polska Grupa Energetyczna	210,021	1,518,568
†Polski Koncern Naftowy Orlen	411,252	5,060,943
		6,579,511
Republic of Korea – 10.86%
CJ	80,144	5,908,865
Hyundai Elevator	40,821	1,637,606
*KB Financial Group ADR	370,000	15,073,801
†Korea Electric Power	220,420	5,358,835
*†Korea Electric Power ADR	249,700	3,073,807
KT	213,064	7,792,207
*KT ADR	150,000	2,800,500
*LG Display ADR	302,400	4,257,792
Lotte Chilsung Beverage	15,164	9,422,168
Lotte Confectionery	6,023	6,193,794
*POSCO ADR	40,000	4,038,400
Samsung Electronics	23,073	14,548,113
†SK Communications	171,609	2,325,810
SK Holdings	64,825	4,974,062
SK Telecom	21,731	2,927,070
*SK Telecom ADR	660,438	10,580,217
		100,913,047
Russia – 6.18%
@†Chelyabinsk Zink Plant GDR	143,300	511,581
†=Enel OGK-5 GDR	21,161	87,642
*Gazprom ADR	900,000	18,521,189
LUKOIL ADR	101,920	5,386,472
MMC Norilsk Nickel ADR	216,685	3,654,566
*Mobile TeleSystems ADR	249,750	5,209,785
@Sberbank	5,626,817	13,954,506
Surgutneftegaz ADR	400,000	3,760,000
@=†TGK-5 GDR	8,771	18,313
*VTB Bank GDR	1,232,482	6,316,594
		57,420,648
South Africa – 7.97%
Anglo Platinum	65,000	5,380,678
ArcelorMittal Steel South Africa	765,766	8,555,813
Blue Label Telecoms	635,328	404,887
*Gold Fields ADR	431,300	6,072,704
Impala Platinum Holdings	196,836	4,643,995
JD Group	723,137	4,276,068
Sasol	272,003	10,358,243
Standard Bank Group	669,555	9,489,978
Sun International	290,543	3,417,574
*Telkom	153,106	697,541
Tongaat Hulett	334,447	4,668,653
Vodacom Group	1,930,090	16,144,711
		74,110,845

Taiwan – 6.40%
Chunghwa Telecom ADR	374,999	7,713,729
†Evergreen Marine	6,140,000	4,070,665
Formosa Chemicals & Fibre	3,007,002	6,679,621
HON HAI Precision Industry	1,332,800	4,698,741
HTC	425,250	7,761,368
President Chain Store	1,407,372	5,203,138
Taiwan Semiconductor Manufacturing	6,000,000	11,025,661
United Microelectronics	18,000,000	7,300,523
†Walsin Lihwa	10,711,756	5,046,331
		59,499,777
Thailand – 3.14%
Bangkok Bank-Foreign	1,345,049	6,577,993
@PTT Exploration & Production-Foreign	1,131,800	5,191,411
Siam Cement NVDR	1,843,843	17,445,342
		29,214,746
Turkey – 2.71%
@†Alarko Gayrimenkul Yatirim Ortakligi	97,776	966,811
@Alarko Holding	1,970,440	4,180,621
†Turk Sise ve Cam Fabrikalari	4,049,530	6,046,054
Turkcell Iletisim Hizmet	715,275	4,519,942
Turkiye Is Bankasi Class C	1,020,914	3,743,775
@Yazicilar Holding Class A	832,584	5,724,662
		25,181,865
United Kingdom – 0.95%
Anglo American	132,917	4,767,939
Anglo American ADR	118,000	2,121,841
@†Griffin Mining	3,056,187	1,815,845
†Mwana Africa	781,129	102,883
		8,808,508
United States – 10.13%
Archer-Daniels-Midland	748,700	23,044,986
*Bunge	418,300	22,169,900
†Google Class A	31,000	13,950,620
*†MEMC Electronic Materials	1,305,600	13,434,624
†Yahoo	1,650,000	21,582,000
		94,182,130
Total Common Stock (cost $867,868,551)		863,004,193

Convertible Preferred Stock – 0.06%Δ
Malaysia – 0.06%
@Eastern & Oriental 8.00% exercise price MYR $1.00, expiration date 11/16/19	1,625,850	552,273
Total Convertible Preferred Stock (cost $634,279)		552,273

Participation Notes – 0.06%
@#=†Lehman Indian Oil CW 12 LEPO 144A	172,132	90,280
#=†Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	434,408
Total Participation Notes (cost $8,559,056)		524,688

Preferred Stock – 5.08%Δ
Brazil – 2.93%
†Braskem Class A	541,994	4,787,066
Jereissati Participacoes 2.19%	177,105	143,213
Vale Class A 1.96%	950,000	22,304,889
		27,235,168
Republic of Korea – 1.50%
Samsung Electronics 2.24%	31,362	13,941,573
		13,941,573
Russia – 0.65%
@AK Transneft 0.72%	5,498	6,047,800
		6,047,800
Total Preferred Stock (cost $29,243,371)		47,224,541

Total Value of Securities Before Securities Lending Collateral – 98.05%
(cost $906,305,257)		911,305,695

Securities Lending Collateral** – 2.04%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	18,408,053	18,408,053
BNY Mellon SL DB II Liquidating Fund	545,087	529,225
@†Mellon GSL Reinvestment Trust II	396,304	20,489
Total Securities Lending Collateral (cost $19,349,444)		18,957,767

Total Value of Securities – 100.09%
(cost $925,654,701)		930,263,462	©
Obligation to Return Securities Lending Collateral** – (2.08%)		(19,349,444)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.99%		18,542,599
Net Assets Applicable to 70,695,699 Shares Outstanding – 100.00%		$929,456,617

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
@Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $76,866,499, which represented 8.27% of the Fund's net assets. See Note 5 in "Notes."
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2010, the aggregate amount of Rule 144A securities was $12,364,646, which represented 1.33% of the Fund’s net assets. See Note 5 in "Notes."
☐Securities listed and traded on the Hong Kong Stock Exchange.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At August 31, 2010, the aggregate amount of fair valued securities was $630,643, which represented 0.07% of the Fund's net assets. See Note 1 in "Notes."
**See Note 4 in “Notes.”
©Includes $18,785,425 of securities loaned.

Summary of abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
KRW – South Korean Won
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
MYR – Malaysian Ringgit
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar

1The following foreign currency exchange contract was outstanding at August 31, 2010:

Foreign Currency Exchange Contract

				Unrealized
Counterparty	Contract to Deliver	In Exchange For	Settlement Date	Appreciation
MNB	KRW 227,266,125	USD 189,927	9/1/10	$391

The use of foreign currency exchange contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$927,058,101
Aggregate unrealized appreciation	$124,681,924
Aggregate unrealized depreciation	(121,476,563)
Net unrealized appreciation	$3,205,361

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $17,254,268 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$857,346,310	$5,551,928	$105,955	$863,004,193
Corporate Debt	552,273	-	-	552,273
Other	47,224,541	-	524,688	47,749,229
Securities Lending Collateral	-	18,937,278	20,489	18,957,767
Total	$905,123,124	$24,489,206	$651,132	$930,263,462

Foreign Currency Exchange Contract	$-	$391	$-	$391

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Fund
Balance as of 11/30/09	$80,000	$906,336	$16,843	$1,003,179
Net realized loss	(9)	-		(9)
Transfers into Level 3	105,246	-	-	105,246
Transfers out of Level 3	-	(634,278)	-	(634,278)
Net change in unrealized
appreciation/depreciation	(79,282)	252,630	3,646	176,994
Balance as of 8/31/10	$105,955	$524,688	$20,489	$651,132

Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/10	$(79,282)	$65,888	$3,646	$(9,748)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2010 and interim periods therein. During the period ended August 31, 2010, the Fund made transfers out of Level 1 investments into Level 2 investments in the amount of $18,408,053, based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in such Fund. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy. During the period ended November 30, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $634,278 .This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2010, the value of securities on loan was $18,785,425, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2010, the value of invested collateral was $18,957,767. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

August 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.50%Δ
Australia – 1.10%
Coca-Cola Amatil	33,659	$357,281
		357,281
Brazil – 1.79%
Petroleo Brasileiro ADR	8,800	260,128
*Vale ADR	12,100	323,675
		583,803
Canada – 4.02%
Agrium	3,700	257,409
†CGI Group Class A	45,219	625,056
TELUS	10,341	426,693
		1,309,158
China – 3.81☐
Chaoda Modern Agriculture Holdings	486,000	362,374
CNOOC	248,000	428,493
*†Sohu.com	9,300	451,050
		1,241,917
Finland – 0.76%
Nokia	28,835	246,451
		246,451
France – 10.66%
Alstom	9,755	465,271
*AXA	25,603	397,911
Compagnie de Saint-Gobain	6,686	246,032
Lafarge	5,433	250,283
*PPR	1,828	238,005
*Publicis Groupe	5,319	222,756
*Sanofi-Aventis	4,636	265,939
Teleperformance	9,803	236,512
*Total	9,756	455,799
Vallourec	3,802	326,592
Vivendi	15,656	365,227
		3,470,327
Germany – 2.67%
Bayerische Motoren Werke	5,887	309,653
Deutsche Post	21,496	350,833
Metro	4,179	209,699
		870,185
Hong Kong – 2.11%■
Esprit Holdings	40,549	227,279
*Techtronic Industries	133,000	115,582
Yue Yuen Industrial Holdings	105,000	344,210
		687,071
Italy – 3.53%
Finmeccanica	28,217	283,360
Parmalat	162,046	389,934
UniCredit	202,431	475,057
		1,148,351
Japan – 5.74%
*Asahi Glass	31,500	307,463
*Don Quijote	12,700	310,055
ITOCHU	43,853	358,090
Mitsubishi UFJ Financial Group	57,754	275,674
Round One	20,329	88,082
Toyota Motor	15,550	529,377
		1,868,741
Luxembourg – 0.56%
*ArcelorMittal	6,257	182,555
		182,555

Netherlands – 0.56%
Koninklijke Philips Electronics	6,552	183,565
		183,565
Singapore – 0.96%
Singapore Airlines	28,067	312,638
		312,638
Spain – 3.16%
Banco Santander	44,103	516,769
Telefonica	23,051	511,159
		1,027,928
Sweden – 3.15%
*Autoliv	4,200	227,388
Meda Class A	65,268	508,112
Nordea Bank FDR	32,241	289,248
		1,024,748
Switzerland – 1.07%
Novartis	6,610	347,295
		347,295
Taiwan – 2.71%
Chunghwa Telecom ADR	14,040	288,803
HTC	32,600	594,992
		883,795
United Kingdom – 5.51%
Greggs	33,298	228,679
National Grid	29,820	251,019
Rexam	69,989	324,733
Standard Chartered	17,444	467,535
Tomkins	51,807	257,372
Vodafone Group	110,619	266,461
		1,795,799
United States – 45.63%
*†AGCO	18,700	618,035
American Express	12,200	486,414
Archer-Daniels-Midland	19,100	587,898
AT&T	18,300	494,649
Ball	9,100	510,328
†CACI International Class A	12,000	489,720
Carnival	12,300	383,514
Caterpillar	7,300	475,668
Chesapeake Energy	19,200	397,056
Chevron	5,500	407,880
Cintas	19,200	489,408
†Convergys	42,500	430,525
Cooper Industries Class A	9,800	412,482
Corning	24,500	384,160
†Dell	40,600	477,862
Discover Financial Services	30,100	436,751
FedEx	4,600	359,030
Goldman Sachs Group	3,100	424,514
Intel	22,000	389,840
International Business Machines	6,100	751,704
†Investment Technology Group	35,700	474,453
JPMorgan Chase	14,400	523,584
Lockheed Martin	6,500	451,880
Lowe's	21,500	436,450
Microsoft	25,400	596,392
*†Mylan	29,600	507,936
Omnicom Group	14,400	504,144
Pfizer	34,300	546,399
Stanley Black & Decker	7,522	403,480
Travelers	10,100	494,698
Walgreen	19,100	513,408
		14,860,262
Total Common Stock (cost $33,659,781)		32,401,870

	Principal
	Amount
≠Discount Note – 0.25%
Federal Home Loan Bank 0.10% 9/1/10	$82,000	82,000
Total Discount Note (cost $82,000)		82,000

Total Value of Securities Before Securities Lending Collateral – 99.75%
(cost $33,741,781)		32,483,870

	Number of
	Shares
Securities Lending Collateral** – 9.22%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	2,794,722	2,794,722
BNY Mellon SL DBT II Liquidating Fund	205,486	199,506
†@Mellon GSL Reinvestment Trust II	149,675	7,738
Total Securities Lending Collateral (cost $3,149,883)		3,001,966

Total Value of Securities – 108.97%
(cost $36,891,664)		35,485,836	©
Obligation to Return Securities Lending Collateral** – (9.67%)		(3,149,883)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.70%		228,870
Net Assets Applicable to 4,380,840 Shares Outstanding – 100.00%		$32,564,823

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
☐Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
@Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $7,738, which represented 0.02% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
** See Note 4 in “Notes.”
©Includes $3,064,602 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
FDR – Fiduciary Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$37,835,115
Aggregate unrealized appreciation	$2,415,720
Aggregate unrealized depreciation	(4,764,999)
Net unrealized depreciation	$(2,349,279)

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $29,203,889 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $16,661,212 expires in 2016 and $12,542,677 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$32,401,870	$-	$-	$32,401,870
Short-Term	-	82,000	-	82,000
Securities Lending Collateral	-	2,994,228	7,738	3,001,966
Total	$32,401,870	$3,076,228	$7,738	$35,485,836

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$6,361
Net change in unrealized
appreciation/depreciation	1,377
Balance as of 8/31/10	$7,738

Net change in unrealized
appreciation/depreciation on
investments still held as of 8/31/10	$1,377

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s fiscal year ending November 30, 2010 and interim periods therein. During the period ended August 31, 2010, the Fund made transfers out of Level 1 investments into Level 2 investments in the amount of $2,794,722, based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in such Fund. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at August 31, 2010.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2010, the value of securities on loan was $3,064,602, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2010, the value of invested collateral was $3,001,966. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

August 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.46%Δ
Australia – 1.79%
Coca-Cola Amatil	518,331	$5,501,937
		5,501,937
Brazil – 3.70%
Petroleo Brasileiro ADR	181,400	5,362,184
*Vale ADR	223,800	5,986,650
		11,348,834
Canada – 7.03%
Agrium	35,600	2,476,692
†CGI Group Class A	948,063	13,104,936
*TELUS	144,933	5,980,262
		21,561,890
China – 6.83%☐
*Chaoda Modern Agriculture Holdings	8,132,000	6,063,430
CNOOC	4,625,000	7,991,052
*†Sohu.com	141,900	6,882,150
		20,936,632
Finland – 1.48%
Nokia	532,131	4,548,085
		4,548,085
France – 18.58%
Alstom	134,540	6,416,956
*AXA	350,384	5,445,526
Compagnie de Saint-Gobain	123,286	4,536,683
Lafarge	96,661	4,452,905
*PPR	24,583	3,200,698
*Publicis Groupe	76,675	3,211,096
Sanofi-Aventis	88,824	5,095,289
Teleperformance	234,110	5,648,263
*Total	136,401	6,372,630
Vallourec	67,695	5,815,007
*Vivendi	291,174	6,792,575
		56,987,628
Germany – 6.65%
Bayerische Motoren Werke	159,416	8,385,185
Deutsche Post	383,922	6,265,949
Metro	114,361	5,738,537
		20,389,671
Hong Kong – 4.98%■
Esprit Holdings	565,524	3,169,790
*Techtronic Industries	7,182,000	6,241,444
Yue Yuen Industrial Holdings	1,792,500	5,876,143
		15,287,377
Italy – 6.11%
Finmeccanica	503,830	5,059,543
Parmalat	2,822,533	6,791,911
UniCredit	2,938,917	6,896,939
		18,748,393
Japan – 11.16%
*Asahi Glass	565,900	5,523,604
*Don Quijote	238,900	5,832,447

*ITOCHU	816,660	6,668,596
*Mitsubishi UFJ Financial Group	1,357,357	6,478,992
*Round One	412,222	1,786,083
Toyota Motor	233,600	7,952,578
		34,242,300
Luxembourg – 1.09%
*ArcelorMittal	114,717	3,346,998
		3,346,998
Netherlands – 0.96%
Koninklijke Philips Electronics	105,214	2,947,748
		2,947,748
Singapore – 1.61%
Singapore Airlines	443,873	4,944,292
		4,944,292
Spain – 4.66%
Banco Santander	620,945	7,275,821
Telefonica	315,809	7,003,104
		14,278,925
Sweden – 5.09%
*Autoliv	57,700	3,123,878
*Meda Class A	875,294	6,814,184
Nordea Bank	632,463	5,668,074
		15,606,136
Switzerland – 2.25%
Novartis	131,570	6,912,802
		6,912,802
Taiwan – 4.17%
Chunghwa Telecom ADR	232,795	4,788,593
HTC	438,800	8,008,673
		12,797,266
United Kingdom – 10.32%
Greggs	772,850	5,307,664
National Grid	645,371	5,432,615
Rexam	1,354,526	6,284,683
Standard Chartered	273,464	7,329,405
Tomkins	719,368	3,573,742
Vodafone Group	1,553,629	3,742,404
		31,670,513
Total Common Stock (cost $337,440,146)		302,057,427

	Principal
	Amount (U.S. $)
≠Discount Note – 2.12%
Federal Home Loan Bank 0.10% 9/1/10	$6,501,021	6,501,021
Total Discount Note (cost $6,501,021)		6,501,021

Total Value of Securities Before Securities Lending Collateral – 100.58%
(cost $343,941,167)		308,558,448

	Number of
	Shares
Securities Lending Collateral** – 12.61%
Investment Companies
Mellon GSL DBT II Collateral Fund	37,014,811	37,014,811
BNY Mellon SL DBT II Liquidating Fund	1,636,442	1,588,822
@†Mellon GSL Reinvestment Trust II	1,554,050	80,344
Total Securities Lending Collateral (cost $40,205,303)		38,683,977

Total Value of Securities – 113.19%
(cost $384,146,470)		347,242,425	©
Obligation to Return Securities Lending Collateral** – (13.10%)		(40,205,303)

Liabilities Net of Receivables and Other Assets (See Notes) – (0.09%)	(263,507)
Net Assets Applicable to 29,064,150 Shares Outstanding – 100.00%	$306,773,615

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
☐Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $80,344, which represented 0.03% of the Fund’s net assets. See Note 5 in “Notes.”
**See Note 4 in "Notes."
©Includes $37,879,488 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$394,374,972
Aggregate unrealized appreciation	$23,865,496
Aggregate unrealized depreciation	(70,998,043)
Net unrealized depreciation	$(47,132,547)

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $206,971,426 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $93,681,845 expires in 2016 and $113,289,581 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$302,057,427	$-	$-	$302,057,427
Discount Note	-	6,501,021	-	6,501,021
Securities Lending Collateral	-	38,603,633	80,344	38,683,977
Total	$302,057,427	$45,104,654	$80,344	$347,242,425

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$66,047
Net change in unrealized
appreciation/depreciation	14,297
Balance as of 8/31/10	$80,344

Net change in unrealized
appreciation/depreciation
from investments still held
as of 8/31/10	$14,297

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2010 and interim periods therein. During the period ended August 31, 2010, the Fund made transfers out of Level 1 investments into Level 2 investments in the amount of $37,014,811, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund as a level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in such Fund. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at August 31, 2010.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2010, the value of securities on loan was $37,879,488, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2010, the value of invested collateral was $38,683,977. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Funds’ financial statements.

Schedule of Investments (Unaudited)

Delaware Focus Global Growth Fund

August 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.85%Δ
Australia – 2.38%
BHP Billiton ADR	2,250	$149,693
		149,693
Brazil – 6.60%
BM&FBovespa	34,575	251,036
Natura Cosmeticos	6,750	164,594
		415,630
Denmark – 3.40%
Novo Nordisk Class B	2,498	214,298
		214,298
France – 4.00%
Accor	4,080	125,165
†Edenred	7,350	126,664
		251,829
India – 2.45%
Infosys Technologies ADR	2,700	154,683
		154,683
Mexico – 2.29%
Grupo Televisa ADR	7,800	144,222
		144,222
Netherlands – 2.82%
Core Laboratories	2,250	177,593
		177,593
Singapore – 2.24%
Singapore Exchange	25,500	141,458
		141,458
Switzerland – 14.01%
Julius Baer Group	4,483	158,101
Kuehne & Nagel International	1,872	195,238
Roche Holding	960	130,471
SGS	147	212,813
Syngenta ADR	4,050	186,462
		883,085
Taiwan – 2.33%
Taiwan Semiconductor Manufacturing ADR	15,600	146,796
		146,796
United Kingdom – 6.05%
Compass Group	20,370	166,786
Intertek Group	8,307	214,493
		381,279
United States – 49.28%
Allergan	3,300	202,686
†Apple	960	233,635
Bank of New York Mellon	5,250	127,418
†Crown Castle International	4,800	197,376
†Google Class A	270	121,505
†IntercontinentalExchange	1,875	179,175
†Intuit	5,100	218,280
MasterCard Class A	1,125	223,155
NIKE Class B	2,325	162,750
Perrigo	2,475	141,050
†priceline.com	975	284,192
QUALCOMM	3,900	149,409
Staples	6,900	122,613
Strayer Education	975	141,161
†Teradata	5,550	181,707
Thomson Reuters	6,035	209,571
†VeriSign	7,200	209,736
		3,105,419
Total Common Stock (cost $4,868,286)		6,165,985

	Principal
	Amount (U.S. $)
≠Discount Note – 2.22%
Federal Home Loan Bank 0.10% 9/1/10	$140,000	140,000
Total Discount Note (cost $140,000)		140,000

Total Value of Securities – 100.07%
(cost $5,008,286)		6,305,985
Liabilities Net of Receivables and Other Assets (See Notes) – (0.07%)		(4,553)
Net Assets Applicable to 527,196 Shares Outstanding – 100.00%		$6,301,432

ΔSecurities have been classified by country of origin.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At August 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$5,008,755
Aggregate unrealized appreciation	$1,358,325
Aggregate unrealized depreciation	(61,095)
Net unrealized appreciation	$1,297,230

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of August 31, 2010:

	Level 1	Level 2	Total
Common Stock	$6,165,985	$-	$6,165,985
Short-Term	-	140,000	140,000
Total	$6,165,985	$140,000	$6,305,985

There were no level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's fiscal year ending November 30, 2010 and interim periods therein. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy. During the period ended August 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at August 31, 2010.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of August 31, 2010.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Macquarie Global Infrastructure Fund

August 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.99%Δ
Australia – 12.79%
†Asciano Group	22,528	$33,574
Australian Infrastructure Fund	11,898	19,267
Intoll Group	41,203	54,074
MAp Group	24,212	63,766
#Spark Infrastructure Group 144A	21,277	22,055
Transurban Group	30,557	132,406
		325,142
Brazil – 2.25%
Energias do Brasil	1,700	35,857
†LLX Logistica	4,200	21,239
		57,096
Canada – 7.92%
Enbridge	2,034	101,190
TransCanada	2,806	99,993
		201,183
China – 10.22%☐
Beijing Capital International Airport	54,200	26,199
Beijing Enterprises Holdings	2,500	17,644
†China Longyuan Power Group	18,000	18,165
China Merchants Holdings International	20,240	68,302
COSCO Pacific	12,000	15,797
Jiangsu Expressway	72,300	70,546
Zhejiang Expressway	48,500	43,084
		259,737
France – 11.28%
Aeroports de Paris	1,117	78,810
EDF	819	32,618
GDF Suez	3,015	93,352
Groupe Eurotunnel	6,256	46,478
Vinci	809	35,495
		286,753
Germany – 6.48%
E.ON	2,752	77,626
Hamburger Hafen und Logistik	1,813	63,728
RWE	358	23,421
		164,775
Italy – 5.51%
Atlantia	7,430	140,000
		140,000
Japan – 3.74%
Kamigumi	2,460	17,833
Sumitomo Warehouse	3,000	14,355
Tokyo Electric Power	400	11,646
Tokyo Gas	11,000	51,328
		95,162
Mexico – 0.68%
Grupo Aeroportuario del Pacifico ADR	606	17,210
		17,210
Netherlands – 1.24%
Koninklijke Vopak	787	31,608
		31,608
Portugal – 0.97%
Brisa Auto-Estradas de Portugal	3,921	24,644
		24,644
Spain – 5.10%
Abertis Infraestructuras	6,060	100,440
Red Electrica	708	29,175
		129,615

Switzerland – 1.62%
Flughafen Zuerich	124	41,215
		41,215
United Kingdom – 5.45%
National Grid	11,329	95,367
Scottish & Southern Energy	1,461	25,650
Severn Trent	881	17,493
		138,510
United States – 21.74%
American Electric Power	1,830	64,800
†Corrections Corporation of America	1,500	33,465
El Paso	3,400	38,726
Entergy	245	19,316
Exelon	315	12,827
FirstEnergy	675	24,658
ITC Holdings	324	18,779
NextEra Energy	680	36,536
PG&E	1,660	77,622
Public Service Enterprise Group	890	28,444
Southern	1,100	40,359
Spectra Energy	4,340	88,277
Williams	3,800	68,894
		552,703
Total Common Stock (cost $2,541,396)		2,465,353

Master Limited Partnerships – 0.95%Δ
United States – 0.95%
Enterprise Products Partners	325	12,015
Magellan Midstream Partners	250	12,115
Total Master Limited Partnerships (cost $21,565)		24,130

Total Value of Securities – 97.94%
(cost $2,562,961)		2,489,483
Receivables and Other Assets Net of Liabilities (See Notes) – 2.06%		52,386
Net Assets Applicable to 313,579 Shares Outstanding – 100.00%		$2,541,869

ΔSecurities have been classified by country of origin.
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2010, the aggregate amount of Rule 144A securities was $22,055, which represented 0.87% of the Fund’s net assets. See Note 5 in "Notes."
☐Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:
ADR – American Depository Receipts
AUD – Australian Dollar
EUR – European Monetary Unit
MNB – Mellon National Bank
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at August 31, 2010:

Foreign Currency Exchange Contracts
						Unrealized
						Appreciation
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(587)	USD	521	9/2/10	$(2)
MNB	EUR	(79,500)	USD	101,309	9/24/10	574
						$572

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Macquarie Global Infrastructure Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,589,011
Aggregate unrealized appreciation	$87,550
Aggregate unrealized depreciation	(187,078)
Net unrealized depreciation	$(99,528)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2010:

	Level 1	Level 2	Total
Common Stock	$2,489,483	$-	$2,489,483
Total	$2,489,483	$-	$2,489,483
Foreign Currency Exchange Contracts	$-	$572	$572

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s fiscal period ending November 30, 2010 and interim periods therein. During the period ended August 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of August 31, 2010.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2010 no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: